Significant Events - Additional Information (Detail) R$ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Aug. 08, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Aug. 08, 2018 BRL (R$)
Disclosure of significant events [line items]
Funding provided during the period			$ 219
Impairment losses			2,635	$ 494	$ 264
Settlement claim		$ 2,848	3,147	2,848
Income recognised from insurance settlements			$ 573
Termination of criminal charges against affected individuals by the federal court			8
Appeal against termination of criminal charges still pending in federal court			7
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results			100.00%
Impairment losses			$ 111	95	96
Provision in addition to obligations under the Framework Agreement		2,051	2,792	2,051	$ 1,914
Samarco dam failure [member] | State Prosecutors in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim			1,500			R$ 7,500.0
Samarco dam failure [member] | State Prosecutors in Esprito Santo [member]
Disclosure of significant events [line items]
Settlement claim			$ 400			2,000.0
Samarco dam failure [member] | Public defenders in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim		2,000		$ 2,000		10,000.0
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement			15 years
Term of agreement renewable			1 year
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement	2 years
Settlement claim			$ 30,000			155,000.0
Preliminary agreement suspended amount	$ 1,500								R$ 7,700.0
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Settlement claim			$ 30,000			155,000.0
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment			50.00%	50.00%
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments		400	$ 700	$ 400
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Settlement claim		1,200	1,200	1,200		5,900.0
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Settlement claim		900	900	900		4,600.0
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		200	200	200
BHP Brasil Ltda [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision			$ 232	227
Percentage of decommissioning cost			50.00%
BHP Brasil Ltda [member] | Framework agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			$ 260			1.3
BHP Brasil Ltda [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Funding provided during the period			111
Impairment losses			111
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		1,800	$ 2,600	1,800
Percentage of remaining costs expected to be incurred by December 2021			85.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			$ 440			2,200.0
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			160			800.0
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Liquid assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			20			R$ 100.0
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco			0
Dividends received			0
Profits available for distribution			$ 0
Percentage of interest in joint venture investment			50.00%
Commitments		200	$ 350	$ 200
Payment of approved amount to jointventure		$ 40
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments amount								$ 765
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam Stabilisation And Expert Costs [Member]
Disclosure of significant events [line items]
Commitments amount							$ 725